Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
Leases

Note 7. Leases:

The Company’s corporate headquarters is in Baltimore, Maryland, which includes a lease for office space. This lease began in November 2021 and was amended in April 2023. This space is approximately 550 square feet and has a remaining base rent of $0.01 million payable through April 2024. Rent is payable in monthly installments and is subject to yearly price increases.

The Company had leased an office in Tampa, Florida, for its finance and general operations, which began in March 2022 for 37 months. This space is approximately 2,300 square feet and has a remaining base rent of $0.1 million payable through March 2025. Rent is payable in monthly installments and is subject to yearly price increases. As of August 1, 2023, a related party to the Company began paying the monthly lease expenses on behalf of the Company, directly to the landlord. This is conjunction with the Company’s IPO and the resignation of its former Tampa employees. As such, the Tampa, Florida location is no longer needed. The related party who has been paying for the lease since August 1, 2023 is in the process of amending the lease to remove the Company from further obligations. Until such time, the Company will continue to reflect the right of use assets and liabilities on the condensed balance sheets.

The Company also leased a jet (Note 5) from a related party, which lease the Company terminated on March 31 2023.

Variable lease costs

Variable lease costs primarily include utilities, property taxes, and other operating costs that are passed on from the lessor. Variable lease costs related to the aircraft include usage expenses, which includes pilot expenses, jet fuel and general flight expenses.

The components of lease expense were as follows:

	Nine months ended September 30,
Lease Costs	2023	2022
Operating Lease Cost
Operating Lease	$200,283	$333,046
Variable Lease Costs	311,126	637,420
Total Lease Cost	$511,409	$970,466

Supplemental cash flow information related to leases were as follows:

	Nine months ended September 30,
Other Lease Information	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$511,409	$970,466

	Nine months ended September 30,
	2023	2022
Lease Term and Discount
Weighted Average remaining lease term	1.79 years	3 years
Weighted Average discount rate	5.0%	5.0%

Maturity of Lease Liabilities

Future minimum lease payments under non-cancellable leases as of September 30, 2023 were as follows:

Maturity of Lease Liabilities

September 30, 2023
Remainder of 2023	$20,722
2024	74,402
2025	17,444
Total Lease payments	112,568
Less: Interest	(3,711)
Present Value of Lease Liabilities	$108,857

On April 1, 2023 the Company entered into an Agreement For Shared Lease Costs with MIRALOGX, LLC, (the “Shared Agreement”) who is a related party for the jet usage. Under the Shared Agreement, the Company agrees to make monthly contributions or payments in accordance with its monthly use of shared aircraft toward rent payments. However, the Company has not used the aircraft after the termination of the lease and there are no minimum payments due without usage.

Note 6. Lease:

The Company leases certain office space and an airplane. The Company determines whether a contract contains a lease at inception by determining if the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. The Company has lease agreements with lease and non-lease components, which are generally accounted for separately with amounts allocated to the lease and non-lease components based on relative stand-alone prices.

Right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of the future minimum lease payments over the lease term. Renewal and termination clauses that are factored into the determination of the lease term if it is reasonably certain that these options would be exercised by the Company. Lease assets are amortized over the lease term unless there is a transfer of title or purchase option reasonably certain of exercise, in which case the asset life is used. Certain of our lease agreements include variable payments. Variable lease payments not dependent on an index or rate primarily consist of common area maintenance charges and are not included in the calculation of the ROU asset and lease liability and are expensed as incurred. In order to determine the present value of lease payments, the Company uses the implicit rate when it is readily determinable. As most of the Company’s leases do not provide an implicit rate, management uses the Company’s incremental borrowing rate based on the information available at lease commencement to determine the present value of lease payments.

Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company does not have leases where it is involved with the construction or design of an underlying asset. The Company has no material obligation for leases signed but not yet commenced as of December 31, 2022. The Company does not have any material sublease activities.

Practical Expedients Elected

●	The Company elected the three transition practical expedients that permit an entity to (a) not reassess whether expired or existing contracts contain leases, (b) not reassess lease classification for existing or expired leases, and (c) not consider whether previously capitalized initial direct costs would be appropriate under the new standard.
●	The Company has elected to account for lease and non-lease components as a single component.

Variable lease costs

Variable lease costs primarily include utilities, property taxes, and other operating costs that are passed on from the lessor. Variable lease costs related to the aircraft include usage expenses, which includes pilot expenses, jet fuel and general flight expenses.

The components of lease expense were as follows:

	Year ended December 31,
Lease Costs	2022	2021
Operating Lease Cost
Operating Lease	$657,797	$-
Variable Lease Costs	1,112,913	-
Total Lease Cost	$1,770,710	$-

MIRA Pharmaceuticals, Inc.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2022, AND DECEMBER 31, 2021

Supplemental cash flow information related to leases were as follows:

	Year ended December 31,
Other Lease Information	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$626,304	$-

	Year ended December 31,
	2022	2021
Lease Term and Discount
Weighted Average remaining lease term	0.53 years	-
Weighted Average discount rate	5.0%	-

Maturity of Lease Liabilities

Future minimum lease payments under non-cancellable leases as of December 31, 2022 were as follows:

Maturity of Lease Liabilities
December 31, 2022
2023	281,050
2024	69,309
2025	17,444
Total Lease payments	367,803
Less: Interest	(9,634)
Present Value of Lease Liabilities	358,169